Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Procedures on the Timing of Equity Awards in Relation to the Disclosure of Material
Non-Public
Information
We do not grant equity awards in anticipation of the release of material non-public
information (“MNPI”). We do not time the release of MNPI based on equity award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take MNPI into account when determining the timing and terms of such awards. We do not have a formal policy with respect to the timing of our equity award grants, however, we have generally granted such awards on a predetermined annual schedule. We did not grant any stock options or stock appreciation rights at any time in 2025.

Award Timing Method	We do not have a formal policy with respect to the timing of our equity award grants, however, we have generally granted such awards on a predetermined annual schedule. We did not grant any stock options or stock appreciation rights at any time in 2025.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material non-public
information (“MNPI”). We do not time the release of MNPI based on equity award grant dates or for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false